Transaction Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Disaggregation of Revenue [Abstract]
Summary of Transaction Revenue Split By Nature
Below is the transaction revenue split by nature:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Transaction revenue by nature
Cross-border	$1,257.0	$1,071.7	$999.7
Card	391.6	280.5	207.2
Other	245.0	194.1	116.2

Total transaction revenue	$1,893.6	$1,546.3	$1,323.1

Summary of Disaggregation Of Revenue by Timing
The following table presents the Group’s transaction revenues from contracts with customers disaggregated by timings of revenue recognition:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Transaction revenue
Recognized at a point in time	$1,841.9	$1,505.5	$1,303.2

Recognized over time	51.7	40.8	19.9

Total transaction revenue	$1,893.6	$1,546.3	$1,323.1

Summary of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
The following table presents the Group’s remaining performance obligation for contracts with a duration of more than one year for the year ended March 31, 2026:

	2027	2028	2029	thereafter
	(in million)	(in million)	(in million)	(in million)
Revenue expected to be recognized on multi-year contracts in place as of March 31, 2026	$22.5	11.8	5.7	4.4